Schedule of Segment Report Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Information [Line Items]
Net operating revenue		R$ 22,060,014	R$ 23,789,654	R$ 25,996,423
Operating (expenses) income
Depreciation and amortization		(5,952,905)	(5,881,302)	(6,310,619)
Allowance for doubtful accounts		(1,224,248)	(784,403)	(729,752)
Other operating income (expenses), net		417,159	(1,043,922)	(1,237,085)
Income (loss) before financial and taxes		31,058,765	(2,766,590)	(9,059,320)
Reorganization items, net		31,580,541	(2,371,918)	(9,005,998)
FINANCIAL INCOME (EXPENSES)
Income (loss) before income taxes	[1]	27,046,698	(4,378,648)	(13,434,629)
Income tax (current and deferred)		347,139	350,987	(2,245,113)
Operating Segments
Segment Information [Line Items]
Net operating revenue		21,859,853	23,556,940	25,163,552
Operating (expenses) income
Depreciation and amortization		(5,881,861)	(5,803,487)	(6,128,402)
Interconnection		(653,867)	(771,212)	(1,141,786)
Personnel		(2,554,375)	(2,749,038)	(2,750,323)
Third-party services		(5,833,570)	(6,149,189)	(6,243,623)
Network maintenance services		(1,102,809)	(1,235,760)	(1,501,701)
Handset and other costs		(185,436)	(214,102)	(252,265)
Advertising and publicity		(379,676)	(410,495)	(427,463)
Rentals and Insurance		(4,335,892)	(4,152,521)	(4,284,672)
Provisions/reversals		(89,631)	(143,517)	(1,056,436)
Allowance for doubtful accounts		(1,062,712)	(740,575)	(622,527)
Impairment losses				(225,512)
Taxes and other expenses		(201,296)	(277,372)	(399,123)
Other operating income (expenses), net		(17,610)	(1,234,477)	(132,211)
Income (loss) before financial and taxes		(438,882)	(324,805)	(2,492)
Reorganization items, net		31,580,541	(2,371,919)	(9,005,998)
FINANCIAL INCOME (EXPENSES)
Financial income		1,042,865	1,331,699	944,611
Financial expenses		(5,068,382)	(2,075,430)	(4,539,997)
Income (loss) before income taxes		27,116,142	(3,440,455)	(12,603,876)
Income tax (current and deferred)		429,495	(1,498,216)	(87,379)
INCOME (LOSS) FROM CONTINUING OPERATIONS		27,545,637	(4,938,671)	(12,691,255)
Operating Segments | Residential
Segment Information [Line Items]
Net operating revenue		8,401,599	9,170,835	9,376,266
Operating Segments | Personal mobility
Segment Information [Line Items]
Net operating revenue		7,250,462	7,644,515	7,848,610
Operating Segments | SMEs/Corporate
Segment Information [Line Items]
Net operating revenue		5,980,807	6,485,898	7,606,598
Operating Segments | Other services and businesses
Segment Information [Line Items]
Net operating revenue		R$ 226,985	R$ 255,692	R$ 332,078

[1]	At December 31, 2018, 2017 and 2016 income (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows: